Derivatives - Summary of Outstanding Swaps (Details) - USD ($)		3 Months Ended	12 Months Ended
	Apr. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Subsequent Event
Derivatives
Termination amount	$ 8,767,000
Counterparty | Subsequent Event
Derivatives
Termination amount	$ 6,540,000
3.110% interest rate swaps
Derivatives
Notional		$ 189,013,883	$ 189,506,107
Fixed Rate Paid		3.11%	3.11%
Variable interest rate base		3 mo.USD-LIBOR-BBA	3 mo.USD-LIBOR-BBA
3.110% interest rate swaps | Base Rate
Derivatives
Variable interest rate base floor		1.00%	1.00%
3.110% interest rate swaps
Derivatives
Notional		$ 246,875,000	$ 247,500,000
Fixed Rate Paid		3.11%	3.11%
Variable interest rate base		3 mo.USD-LIBOR-BBA	3 mo.USD-LIBOR-BBA
3.110% interest rate swaps | Base Rate
Derivatives
Variable interest rate base floor		1.00%	1.00%
2.504% interest rate swaps
Derivatives
Notional		$ 49,375,000	$ 49,500,000
Fixed Rate Paid		2.504%	2.504%
Variable interest rate base		3 mo.USD-LIBOR-BBA	3 mo.USD-LIBOR-BBA
2.504% interest rate swaps | Base Rate
Derivatives
Variable interest rate base floor		1.00%	1.00%
1.833% interest rate swaps
Derivatives
Notional		$ 372,287,500	$ 373,230,000
Fixed Rate Paid		1.833%	1.833%
Variable interest rate base		3 mo.USD-LIBOR-BBA	3 mo.USD-LIBOR-BBA
1.833% interest rate swaps | Base Rate
Derivatives
Variable interest rate base floor		1.00%	1.00%